Provisions and contingencies - Narrative (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	May 07, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jan. 31, 2024 USD ($)	Oct. 09, 2023 vessel
Disclosure of other provisions [line items]
Cash guarantees and deposits	$ 51,283		$ 48,548
24 VLCC tankers
Disclosure of other provisions [line items]
Number of vessels sold | vessel					24
RMK
Disclosure of other provisions [line items]
Claim amount related to unpaid advisory services	$ 13,000
Oceania - Malaysian Litigation
Disclosure of other provisions [line items]
Cash guarantees and deposits				$ 45,700
Oceania- London arbitration | Silk Straits
Disclosure of other provisions [line items]
Indemnified claim, before costs		$ 1,800
Oceania- Singapore litigation | Black Swan
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities		$ 13,600